Organization	12 Months Ended
Dec. 31, 2011
Organization And Acquisitions [Abstract]
Organization

2. Organization

Park National Corporation is a multi-bank holding company headquartered in Newark, Ohio. Through its banking subsidiaries, PNB and VB, Park is engaged in a general commercial banking and trust business, primarily in Ohio, Baldwin County, Alabama and the panhandle of Florida. A wholly-owned subsidiary of Park, Guardian Financial Services Company (GFSC) began operating in May 1999. GFSC is a consumer finance company located in Central Ohio. PNB operates through eleven banking divisions with the Park National Division headquartered in Newark, Ohio, the Fairfield National Division headquartered in Lancaster, Ohio, The Park National Bank of Southwest Ohio & Northern Kentucky Division headquartered in Cincinnati, Ohio, the First-Knox National Division headquartered in Mount Vernon, Ohio, the Farmers and Savings Division headquartered in Loudonville, Ohio, the Security National Division headquartered in Springfield, Ohio, the Unity National Division headquartered in Piqua, Ohio, the Richland Bank Division headquartered in Mansfield, Ohio, the Century National Division headquartered in Zanesville, Ohio, the United Bank Division headquartered in Bucyrus, Ohio and the Second National Division headquartered in Greenville, Ohio. VB, through February 16, 2012, operated through two banking divisions with the Vision Bank Florida Division headquartered in Panama City, Florida and the Vision Bank Alabama Division headquartered in Gulf Shores, Alabama. All of the Ohio-based banking divisions provide the following principal services: the acceptance of deposits for demand, savings and time accounts; commercial, industrial, consumer and real estate lending, including installment loans, credit cards, home equity lines of credit, commercial leasing; trust services; cash management; safe deposit operations; electronic funds transfers and a variety of additional banking-related services. VB, with its two banking divisions, through February 16, 2012, provided the services mentioned above, with the exception of commercial leasing. See Note 23 of these Notes to Consolidated Financial Statements for financial information on the Corporation's operating segments.